Vanguard Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (7.5%)
	Newmont Corp.	7,936,197	359,351
	International Paper Co.	3,794,082	118,110
	Nucor Corp.	2,936,731	105,781
[1]	International Flavors & Fragrances Inc.	1,033,667	105,517
	Freeport-McMoRan Inc.	13,348,798	90,104
	Celanese Corp. Class A	1,170,522	85,905
	Albemarle Corp.	1,027,371	57,913
	Eastman Chemical Co.	1,184,211	55,161
	FMC Corp.	627,541	51,264
	Mosaic Co.	3,302,811	35,736
	Reliance Steel & Aluminum Co.	305,999	26,802
	Westlake Chemical Corp.	370,618	14,146
*	Axalta Coating Systems Ltd.	512,080	8,844
			1,114,634
Consumer Goods (13.2%)
	Clorox Co.	1,214,925	210,486
	Conagra Brands Inc.	4,710,324	138,201
	JM Smucker Co.	1,048,520	116,386
	DR Horton Inc.	3,388,666	115,215
	Lennar Corp. Class A	2,726,224	104,142
	Garmin Ltd.	1,379,734	103,425
	Genuine Parts Co.	1,336,696	90,000
	Hasbro Inc.	1,245,765	89,134
	Campbell Soup Co.	1,895,029	87,475
	Corteva Inc.	3,627,253	85,240
	Tyson Foods Inc. Class A	1,429,783	82,742
	Tiffany & Co.	551,871	71,467
	Molson Coors Beverage Co. Class B	1,710,896	66,742
	Aptiv plc	1,236,264	60,874
	Hormel Foods Corp.	1,293,352	60,322
	PulteGroup Inc.	2,492,697	55,637
	Bunge Ltd.	1,303,385	53,478
	Whirlpool Corp.	612,099	52,518
	Newell Brands Inc.	3,690,091	49,004
	BorgWarner Inc.	1,999,903	48,738
	Lear Corp.	585,659	47,585
*	Mohawk Industries Inc.	554,571	42,280
	Tapestry Inc.	2,670,579	34,584
	Ralph Lauren Corp. Class A	457,853	30,598
	PVH Corp.	718,074	27,028
	Coty Inc. Class A	2,944,291	15,193

		Shares	Market Value ($000)
[1]	Levi Strauss & Co. Class A	430,932	5,356
	Lennar Corp. Class B	122,627	3,546
			1,947,396
Consumer Services (10.4%)
*	Liberty Broadband Corp. Class C	1,400,981	155,117
	Best Buy Co. Inc.	2,168,051	123,579
	AmerisourceBergen Corp. Class A	1,395,327	123,486
	Omnicom Group Inc.	2,106,850	115,666
*	AutoZone Inc.	115,387	97,617
	Darden Restaurants Inc.	1,186,170	64,599
	Interpublic Group of Cos. Inc.	3,755,472	60,801
	Advance Auto Parts Inc.	637,222	59,466
*	Discovery Inc. Class C	3,315,526	58,154
	MGM Resorts International	4,486,513	52,941
	Royal Caribbean Cruises Ltd.	1,622,731	52,203
	Aramark	2,415,934	48,246
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,473,514	46,593
[1]	American Airlines Group Inc.	3,815,407	46,510
*	DISH Network Corp. Class A	2,316,547	46,308
	Nielsen Holdings plc	3,447,748	43,235
*	CarMax Inc.	796,159	42,857
	News Corp. Class A	4,522,402	40,589
	ViacomCBS Inc. Class B	2,576,903	36,102
	Alaska Air Group Inc.	1,192,904	33,962
*	United Airlines Holdings Inc.	1,041,305	32,853
*	Discovery Inc. Class A	1,451,051	28,208
*	Liberty Media Corp.-Liberty SiriusXM Class A	852,119	27,004
*	Liberty Broadband Corp. Class A	246,158	26,339
*	Norwegian Cruise Line Holdings Ltd.	2,060,406	22,582
	Kohl's Corp.	1,541,155	22,485
	Hyatt Hotels Corp. Class A	337,382	16,161
	News Corp. Class B	378,120	3,399
	ViacomCBS Inc. Class A	63,517	1,132
			1,528,194
Financials (23.9%)
	Willis Towers Watson plc	1,244,554	211,388
	M&T Bank Corp.	1,213,005	125,461
	Hartford Financial Services Group Inc.	3,487,892	122,913
	Cincinnati Financial Corp.	1,581,166	119,299
	KKR & Co. Inc. Class A	5,061,287	118,788
	Healthpeak Properties Inc.	4,934,685	117,692
	Duke Realty Corp.	3,556,838	115,171
*	Arch Capital Group Ltd.	3,726,664	106,061
	Nasdaq Inc.	1,110,737	105,465
	UDR Inc.	2,835,462	103,608
	KeyCorp	9,528,967	98,815
	WP Carey Inc.	1,667,686	96,859
	Loews Corp.	2,449,007	85,299
	Principal Financial Group Inc.	2,688,618	84,261
	Regions Financial Corp.	9,339,460	83,775
	Huntington Bancshares Inc.	10,000,331	82,103
	Citizens Financial Group Inc.	4,208,991	79,171
	Host Hotels & Resorts Inc.	6,947,219	76,697
	Raymond James Financial Inc.	1,209,647	76,450
	Everest Re Group Ltd.	394,308	75,873
	Camden Property Trust	936,880	74,238
	Western Union Co.	4,061,493	73,635

		Shares	Market Value ($000)
	Arthur J Gallagher & Co.	903,250	73,624
	Alleghany Corp.	132,424	73,144
	Annaly Capital Management Inc.	13,845,177	70,195
	WR Berkley Corp.	1,334,273	69,609
	Globe Life Inc.	943,914	67,934
	Fidelity National Financial Inc.	2,530,876	62,968
	Ameriprise Financial Inc.	613,329	62,854
	Weyerhaeuser Co.	3,608,680	61,167
	Equitable Holdings Inc.	4,053,501	58,573
	AGNC Investment Corp.	5,233,657	55,372
	Ally Financial Inc.	3,679,486	53,095
	Voya Financial Inc.	1,303,188	52,844
	Reinsurance Group of America Inc. Class A	606,148	51,001
	VEREIT Inc.	10,340,522	50,565
	Lincoln National Corp.	1,918,497	50,495
	Franklin Resources Inc.	2,654,712	44,307
	Zions Bancorp NA	1,651,417	44,192
	Comerica Inc.	1,396,364	40,969
	Kimco Realty Corp.	3,886,806	37,585
	E*TRADE Financial Corp.	1,093,340	37,524
*	Athene Holding Ltd. Class A	1,381,705	34,294
	SL Green Realty Corp.	776,201	33,454
	Invesco Ltd.	3,516,052	31,926
	Vornado Realty Trust	832,245	30,136
	Jones Lang LaSalle Inc.	249,344	25,179
	People's United Financial Inc.	2,140,830	23,656
			3,529,684
Health Care (6.5%)
	Cardinal Health Inc.	2,831,071	135,721
*	Laboratory Corp. of America Holdings	939,795	118,781
	Quest Diagnostics Inc.	1,303,706	104,688
*	Hologic Inc.	2,597,358	91,167
*	Elanco Animal Health Inc.	3,831,303	85,783
	DENTSPLY SIRONA Inc.	2,154,025	83,641
*	Mylan NV	4,991,508	74,423
	Universal Health Services Inc. Class B	739,143	73,234
*	Henry Schein Inc.	1,421,439	71,811
*	DaVita Inc.	816,524	62,105
	Perrigo Co. plc	1,252,442	60,230
			961,584
Industrials (10.9%)
*	Keysight Technologies Inc.	1,814,981	151,878
	Dover Corp.	1,405,316	117,962
	WW Grainger Inc.	442,994	110,084
	Ball Corp.	1,583,205	102,370
	Jacobs Engineering Group Inc.	1,286,417	101,974
	CH Robinson Worldwide Inc.	1,308,146	86,599
	Rockwell Automation Inc.	559,437	84,425
	Avery Dennison Corp.	808,786	82,391
	Packaging Corp. of America	917,057	79,628
*	Crown Holdings Inc.	1,312,071	76,153
*	United Rentals Inc.	727,759	74,886
	Huntington Ingalls Industries Inc.	396,155	72,183
	Westrock Co.	2,497,486	70,579
	Arconic Inc.	3,774,101	60,612
	Hubbell Inc. Class B	526,823	60,448
	Textron Inc.	2,210,971	58,967

		Shares	Market Value ($000)
	Snap-on Inc.	531,379	57,825
*	Sensata Technologies Holding plc	1,538,680	44,514
*	Ingersoll Rand Inc.	1,591,608	39,472
	Xerox Holdings Corp.	1,780,414	33,721
	Pentair plc	812,434	24,178
	FLIR Systems Inc.	647,169	20,638
			1,611,487
Oil & Gas (2.0%)
	Halliburton Co.	8,072,143	55,294
	Hess Corp.	1,328,190	44,229
	National Oilwell Varco Inc.	3,738,857	36,753
	HollyFrontier Corp.	1,407,259	34,492
	Baker Hughes Co. Class A	3,145,355	33,026
	Noble Energy Inc.	4,632,418	27,980
	Marathon Oil Corp.	7,746,535	25,486
	Devon Energy Corp.	3,532,714	24,411
	Apache Corp.	3,641,870	15,223
			296,894
Technology (8.8%)
	Motorola Solutions Inc.	1,658,694	220,474
	Marvell Technology Group Ltd.	6,456,021	146,100
	CDW Corp.	1,390,686	129,709
	Maxim Integrated Products Inc.	2,619,325	127,325
	Western Digital Corp.	2,734,533	113,811
	Seagate Technology plc	2,161,498	105,481
	NortonLifeLock Inc.	5,429,410	101,584
	NetApp Inc.	2,210,522	92,157
*	Qorvo Inc.	1,125,152	90,721
	Juniper Networks Inc.	3,241,852	62,049
	Hewlett Packard Enterprise Co.	6,259,782	60,783
*	F5 Networks Inc.	293,948	31,344
	DXC Technology Co.	1,233,359	16,095
*	Dell Technologies Inc. Class C	9,813	388
			1,298,021
Telecommunications (0.7%)
	CenturyLink Inc.	10,552,648	99,828
Utilities (15.9%)
	WEC Energy Group Inc.	3,054,015	269,150
	Eversource Energy	3,134,459	245,146
	FirstEnergy Corp.	5,230,181	209,573
	American Water Works Co. Inc.	1,750,441	209,283
	Entergy Corp.	1,927,379	181,116
	DTE Energy Co.	1,854,298	176,103
	Ameren Corp.	2,381,981	173,480
	CMS Energy Corp.	2,747,860	161,437
	Evergy Inc.	2,205,950	121,437
	Alliant Energy Corp.	2,362,475	114,084
	NiSource Inc.	3,618,241	90,347
	AES Corp.	6,429,020	87,435
	Pinnacle West Capital Corp.	1,088,683	82,511
	CenterPoint Energy Inc.	4,850,050	74,933
	Vistra Energy Corp.	3,775,866	60,263
	OGE Energy Corp.	1,938,531	59,571
	Avangrid Inc.	597,775	26,171
			2,342,040
Total Common Stocks (Cost $17,544,020)			14,729,762

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund	0.943%		648,079	64,730
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.087%	9/24/20	2,700	2,699
Total Temporary Cash Investments (Cost $67,482)					67,429
Total Investments (100.2%) (Cost $17,611,502)					14,797,191
Other Assets and Liabilities—Net (-0.2%)[3,4]					(31,553)
Net Assets (100.0%)					14,765,638
Cost rounded to $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,350,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $35,077,000 was received for securities on loan, of which $34,844,000 is held in Vanguard Market Liquidity Fund and $233,000 is held in cash.
4	Securities with a value of $2,699,000 and cash of $1,989,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	125	16,060	207
E-mini S&P Mid-Cap 400 Index	June 2020	156	22,430	(1,534)
				(1,327)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary Cash Investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,729,762	—	—	14,729,762
Temporary Cash Investments	64,730	2,699	—	67,429
Total	14,794,492	2,699	—	14,797,191

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	590	—	—	590

1	Represents variation margin on the last day of the reporting period.